Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Unearned Revenue	$ 21,404	$ 26,367
Less current portion	(13,687)	(15,310)
Non-current portion	7,717	11,057
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	4,676	5,589
Unearned Revenues Regarding Net Deferred Gains [Member]
Unearned Revenue	3,860	4,158
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 12,868	$ 16,620